Acquisitions (Disclosure of fair value of the acquired assets and liabilities assumed) (Details) - Cultivar Holdings Ltd. [Member]	Jan. 31, 2020 CAD ($)
Assets acquired by the Company:
Cash	$ 3,448
Prepaid expenses	1,125
Liabilities assumed by the Company:
Accounts payable and accrued liabilities	(19,127)
Loans payable	(107,525)
Net liabilities assumed	(122,079)
Fair value of shares issued	(1,367,992)
Loss on acquisition	$ (1,490,071)